Label	Element	Value
Hennessy Cornerstone Mid Cap 30 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Cornerstone Mid Cap 30 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap, growth-oriented stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Mid Cap 30 Formula”). From a universe of stocks in the Capital IQ Database of mid-cap companies (defined as companies that have market capitalizations of between $1 billion and $10 billion), the Mid Cap 30 Formula identifies the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Mid Cap 30 Formula uses sales as its guide because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year

While we have found that sales may be the best indicator of a company’s value, the Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three- and six-month periods

Relative strength is widely used by investors in attempting to predict which stocks will outperform the market.

The Fund purchases these 30 stocks as dictated by the Mid Cap 30 Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of stocks and replace the lowest-performing stocks in the portfolio with up to three new stocks as dictated by the Mid Cap 30 Formula.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each of the remaining stocks in its portfolio on a pro rata basis so that it can purchase each of the new stocks to constitute 3.33% of its assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Mid Cap 30 Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s entire portfolio is rebalanced annually in accordance with the Mid Cap 30 Formula, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Small- and Medium-Sized Companies Risk: The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Growth Investing Risk:  A growth-oriented investment approach may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during early periods of economic recovery.  Growth stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

Value Investing Risk: A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated.  Value stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time, and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index. For additional information on these indices, please see “Descriptions of Indices” on page 61 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Mid Cap 30 Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the Russell Midcap® Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY CORNERSTONE MID CAP 30 FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 15.10% for the quarter ended March 31, 2013, and the lowest quarterly return was -22.59% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.59%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
We use the Russell Midcap® Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2017)
Hennessy Cornerstone Mid Cap 30 Fund | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.11%
Hennessy Cornerstone Mid Cap 30 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Hennessy Cornerstone Mid Cap 30 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
Annual Return 2008	rr_AnnualReturn2008	(33.10%)
Annual Return 2009	rr_AnnualReturn2009	24.67%
Annual Return 2010	rr_AnnualReturn2010	27.26%
Annual Return 2011	rr_AnnualReturn2011	4.05%
Annual Return 2012	rr_AnnualReturn2012	14.10%
Annual Return 2013	rr_AnnualReturn2013	29.63%
Annual Return 2014	rr_AnnualReturn2014	16.44%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	5.82%
Annual Return 2017	rr_AnnualReturn2017	20.51%
Label	rr_AverageAnnualReturnLabel	Hennessy Cornerstone Mid Cap 30 Fund - Investor Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.27%
Hennessy Cornerstone Mid Cap 30 Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Cornerstone Mid Cap 30 Fund - Investor Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.45%
Hennessy Cornerstone Mid Cap 30 Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Cornerstone Mid Cap 30 Fund - Investor Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Hennessy Cornerstone Mid Cap 30 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Label	rr_AverageAnnualReturnLabel	Hennessy Cornerstone Mid Cap 30 Fund - Institutional Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.63%